FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 94.1%
	ASSET-BACKED SECURITIES — 58.3%
	AUTO — 13.1%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$927,847
	American Credit Acceptance Receivables Trust
2,838,000	Series 2022-1, Class C, 2.120%, 3/13/2028(a)	2,785,628
	AmeriCredit Automobile Receivables Trust
342,000	Series 2020-2, Class C, 1.480%, 2/18/2026	333,618
854,481	Series 2021-3, Class A3, 0.760%, 8/18/2026	830,530
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	697,788
	CarMax Auto Owner Trust
61,000	Series 2020-3, Class C, 1.690%, 4/15/2026	58,910
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	1,995,727
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	883,230
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,128,995
	Drive Auto Receivables Trust
3,814,000	Series 2021-3, Class C, 1.470%, 1/15/2027	3,704,775
	DT Auto Owner Trust
110,663	Series 2021-1A, Class C, 0.840%, 10/15/2026(a)	108,394
800,000	Series 2021-3A, Class C, 0.870%, 5/17/2027(a)	771,572
704,000	Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	667,711
1,212,000	Series 2022-1A, Class C, 2.960%, 11/15/2027(a)	1,180,745
	Exeter Automobile Receivables Trust
2,169,000	Series 2021-4A, Class C, 1.460%, 10/15/2027	2,100,653
3,168,000	Series 2022-1A, Class C, 2.560%, 6/15/2028	3,067,653
	Flagship Credit Auto Trust
456,000	Series 2021-4, Class B, 1.490%, 2/15/2027(a)	434,468
1,004,000	Series 2021-2, Class C, 1.270%, 6/15/2027(a)	942,471
	Ford Credit Auto Owner Trust
1,813,190	Series 2022-A, Class A3, 1.290%, 6/15/2026	1,756,008
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,309,799
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	725,674
	GM Financial Automobile Leasing Trust
2,794,000	Series 2022-1, Class A4, 1.960%, 2/20/2026	2,724,489
793,000	Series 2022-1, Class B, 2.230%, 2/20/2026	770,095
2,044,000	Series 2022-1, Class C, 2.640%, 2/20/2026	1,983,443
	GM Financial Consumer Automobile Receivables Trust
142,000	Series 2020-3, Class C, 1.370%, 1/16/2026	137,407
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,424,348
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	2,975,475
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,026,916
	Honda Auto Receivables Owner Trust
2,017,706	Series 2021-4, Class A3, 0.880%, 1/21/2026	1,947,761

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
	Hyundai Auto Receivables Trust
$1,305,009	Series 2021-C, Class A3, 0.740%, 5/15/2026	$1,262,423
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,107,889
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	791,399
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,458,080
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,693,386
	Prestige Auto Receivables Trust
1,965,000	Series 2021-1A, Class B, 1.190%, 4/15/2026(a)	1,921,059
705,000	Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	661,636
	Santander Drive Auto Receivables Trust
6,336,000	Series 2022-1, Class B, 2.360%, 8/17/2026	6,250,908
3,197,000	Series 2021-4, Class C, 1.260%, 2/16/2027	3,107,133
3,700,000	Series 2022-2, Class B, 3.440%, 9/15/2027	3,603,818
2,116,000	Series 2022-1, Class C, 2.560%, 4/17/2028	2,043,258
	Santander Retail Auto Lease Trust
2,084,000	Series 2022-A, Class A3, 1.340%, 7/21/2025(a)	2,030,170
612,000	Series 2022-A, Class B, 1.610%, 1/20/2026(a)	583,660
1,680,000	Series 2022-B, Class B, 3.850%, 3/22/2027(a)	1,631,008
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	904,015
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,716,684
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,453,680
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,304,910
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,922,095
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,678,982
	Volkswagen Auto Loan Enhanced Trust
2,350,658	Series 2021-1, Class A3, 1.020%, 6/22/2026	2,272,538
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,166,258
	Westlake Automobile Receivables Trust
2,450,000	Series 2021-2A, Class C, 0.890%, 7/15/2026(a)	2,376,643
3,653,000	Series 2021-3A, Class B, 1.290%, 1/15/2027(a)	3,583,780
3,647,000	Series 2021-3A, Class C, 1.580%, 1/15/2027(a)	3,490,697
3,419,000	Series 2022-1A, Class C, 3.110%, 3/15/2027(a)	3,303,383
	World Omni Auto Receivables Trust
176,000	Series 2020-C, Class C, 1.390%, 5/17/2027	166,166
300,000	Series 2021-B, Class B, 1.040%, 6/15/2027	275,142
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,219,768
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,007,526

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	$1,094,956
		109,485,180
	COLLATERALIZED LOAN OBLIGATION — 15.8%
	ABPCI Direct Lending Fund CLO I LLC
2,944,000	Series 2016-1A, Class E2, 14.318% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	2,735,279
	ABPCI Direct Lending Fund CLO II LLC
3,062,000	Series 2017-1A, Class ER, 13.188% (3-Month Term SOFR+786.161 basis points), 4/20/2032(a),(b)	2,771,775
	ABPCI Direct Lending Fund CLO X LP
678,000	Series 2020-10A, Class A1A, 7.538% (3-Month Term SOFR+221.161 basis points), 1/20/2032(a),(b)	670,341
	ABPCI Direct Lending Fund CLO XI LP
2,000,000	Series 2022-11A, Class E, 15.057% (3-Month Term SOFR+970 basis points), 10/27/2034(a),(b)	1,909,606
	ABPCI Direct Lending Fund IX LLC
2,378,000	Series 2020-9A, Class A1R, 7.019% (3-Month Term SOFR+166.161 basis points), 11/18/2031(a),(b)	2,344,748
	Barings Middle Market CLO Ltd.
1,460,000	Series 2021-IA, Class D, 14.238% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,351,878
	BlackRock Maroon Bells CLO XI LLC
5,401,500	Series 2022-1A, Class E, 14.808% (3-Month Term SOFR+950 basis points), 10/15/2034(a),(b)	5,206,690
	Blackrock Mount Adams CLO IX LP
993,346	Series 2021-9A, Class A1, 7.028% (3-Month Term SOFR+163.161 basis points), 9/22/2031(a),(b)	987,886
	Brightwood Capital MM CLO Ltd.
3,792,158	Series 2021-2A, Class A, 7.220% (3-Month Term SOFR+191.161 basis points), 11/15/2030(a),(b)	3,749,527
	BTC Holdings Fund I LLC
126,448	8.362%, 1/28/2027(b),(c),(d)	126,448
	BTC Offshore Holdings Fund
2,000,000	8.245%, 10/20/2029(b),(c),(d)	2,000,000
	Cerberus Loan Funding XL LLC
901,000	Series 2023-1A, Class A, 7.708% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	898,884
	Cerberus Loan Funding XLI LLC
5,057,000	Series 2023-2A, Class A1, 7.801% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,056,312
	Cerberus Loan Funding XXIX LP
8,355,000	Series 2020-2A, Class A, 7.469% (3-Month Term SOFR+216.161 basis points), 10/15/2032(a),(b)	8,333,770

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
	Cerberus Loan Funding XXVIII LP
$2,236,000	Series 2020-1A, Class D, 10.869% (3-Month Term SOFR+556.161 basis points), 10/15/2031(a),(b)	$2,172,149
	Cerberus Loan Funding XXXIX LP
3,600,000	Series 2022-3A, Class C, 10.558% (3-Month Term SOFR+525 basis points), 1/20/2033(a),(b)	3,599,611
	Cerberus Loan Funding XXXVI LP
671,383	Series 2021-6A, Class A, 6.970% (3-Month Term SOFR+166.161 basis points), 11/22/2033(a),(b)	668,155
	Ellington CLO IV Ltd.
225,335	Series 2019-4A, Class AR, 7.150% (3-Month Term SOFR+184.161 basis points), 4/15/2029(a),(b)	225,254
	Fortress Credit Opportunities IX CLO Ltd.
5,645,000	Series 2017-9A, Class A1TR, 7.120% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,494,967
8,814,000	Series 2017-9A, Class ER, 13.629% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	7,937,562
	Fortress Credit Opportunities VI CLO Ltd.
4,000,000	Series 2015-6A, Class A2R, 7.142% (3-Month Term SOFR+186.161 basis points), 7/10/2030(a),(b)	3,960,524
	Golub Capital Partners CLO 36M Ltd.
3,121,961	Series 2018-36A, Class A, 6.931% (3-Month Term SOFR+156.161 basis points), 2/5/2031(a),(b)	3,103,116
	Golub Capital Partners CLO 38M Ltd.
1,993,000	Series 2018-38A, Class C, 8.388% (3-Month Term SOFR+306.161 basis points), 7/20/2030(a),(b)	1,928,190
	Golub Capital Partners CLO 42M Ltd.
3,006,000	Series 2019-42A, Class A2, 7.588% (3-Month Term SOFR+226.161 basis points), 4/20/2031(a),(b)	2,976,851
	Golub Capital Partners CLO 45M Ltd.
1,429,000	Series 2019-45A, Class B1, 8.138% (3-Month Term SOFR+281.161 basis points), 10/20/2031(a),(b)	1,392,843
	Golub Capital Partners CLO 67M Ltd.
4,361,000	Series 2023-67A, Class A1, 7.631% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,360,533
4,000,000	Series 2023-67A, Class D, 11.631% (3-Month Term SOFR+650 basis points), 5/9/2036(a),(b)	3,999,348
	Ivy Hill Middle Market Credit Fund IX Ltd.
6,250,000	Series 9A, Class ERR, 13.565% (3-Month Term SOFR+822 basis points), 4/23/2034(a),(b)	5,591,206
	Ivy Hill Middle Market Credit Fund XII Ltd.
1,086,000	Series 12A, Class DR, 13.758% (3-Month Term SOFR+843.161 basis points), 7/20/2033(a),(b)	969,052

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
	Ivy Hill Middle Market Credit Fund XVIII Ltd.
$3,766,000	Series 18A, Class E, 13.357% (3-Month Term SOFR+801.161 basis points), 4/22/2033(a),(b)	$3,350,460
	Ivy Hill Middle Market Credit Fund XX Ltd.
5,120,000	Series 20A, Class E, 15.232% (3-Month Term SOFR+1,000 basis points), 4/15/2035(a),(b)	4,928,512
	Lake Shore MM CLO III LLC
575,000	Series 2019-2A, Class A2R, 2.525%, 10/17/2031(a)	524,701
1,228,000	Series 2019-2A, Class A1R, 7.050% (3-Month Term SOFR+174.161 basis points), 10/17/2031(a),(b)	1,206,122
	Lake Shore MM CLO IV Ltd.
528,600	Series 2021-1A, Class X, 6.750% (3-Month Term SOFR+144.161 basis points), 10/15/2033(a),(b)	526,945
	Madison Park Funding XIII Ltd.
436,427	Series 2014-13A, Class AR2, 6.532% (3-Month Term SOFR+121.161 basis points), 4/19/2030(a),(b)	434,768
	MCF CLO IX Ltd.
7,029,000	Series 2019-1A, Class A1R, 6.808% (3-Month Term SOFR+150 basis points), 7/17/2031(a),(b)	6,921,372
	Owl Rock CLO III Ltd.
800,000	Series 2020-3A, Class A1L, 7.388% (3-Month Term SOFR+206.161 basis points), 4/20/2032(a),(b)	795,750
	Owl Rock CLO VI Ltd.
3,634,000	Series 2021-6A, Class A, 7.109% (3-Month Term SOFR+171.161 basis points), 6/21/2032(a),(b)	3,559,416
	Parliament CLO II Ltd.
1,728,113	Series 2021-2A, Class A, 6.991% (3-Month Term SOFR+161.161 basis points), 8/20/2032(a),(b)	1,692,144
2,646,000	Series 2021-2A, Class D, 9.341% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	2,425,557
	Parliament Funding II Ltd.
2,125,593	Series 2020-1A, Class AR, 6.838% (3-Month Term SOFR+151.161 basis points), 10/20/2031(a),(b)	2,099,633
	TCP Waterman CLO LLC
2,429,000	Series 2017-1A, Class ER, 13.801% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	2,191,483
	VCP CLO II Ltd.
6,216,000	Series 2021-2A, Class A1, 7.239% (3-Month Term SOFR+193.161 basis points), 4/15/2031(a),(b)	6,165,135
4,460,000	Series 2021-2A, Class E, 13.979% (3-Month Term SOFR+867.161 basis points), 4/15/2031(a),(b)	4,279,838
	Woodmont Trust
2,657,000	Series 2019-6A, Class A1R, 7.050% (3-Month Term SOFR+174.161 basis points), 7/15/2031(a),(b)	2,629,256

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
$1,679,000	Series 2019-6A, Class A1R2, 7.050% (3-Month Term SOFR+174.161 basis points), 7/15/2031(a),(b)	$1,661,468
		131,915,065
	CREDIT CARD — 2.2%
	American Express Credit Account Master Trust
6,995,000	Series 2023-2, Class A, 4.800%, 5/15/2030	6,867,516
6,657,000	Series 2023-4, Class A, 5.150%, 9/16/2030	6,629,445
	Chase Issuance Trust
4,798,000	Series 2023-A2, Class A, 5.080%, 9/16/2030	4,731,482
		18,228,443
	EQUIPMENT — 12.3%
	ARI Fleet Lease Trust
644,000	Series 2022-A, Class A3, 3.430%, 1/15/2031(a)	621,602
	Avis Budget Rental Car Funding AESOP LLC
607,000	Series 2019-3A, Class A, 2.360%, 3/20/2026(a)	578,984
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,022,897
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,432,270
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	4,910,939
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,569,415
	Chesapeake Funding II LLC
368,000	Series 2020-1A, Class C, 2.140%, 8/15/2032(a)	366,625
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	553,111
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	627,881
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,799,543
	Coinstar Funding LLC
2,496,562	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,091,227
	Dell Equipment Finance Trust
7,144,000	Series 2022-1, Class A3, 2.490%, 8/23/2027(a)	7,029,873
1,109,000	Series 2022-1, Class B, 2.720%, 8/23/2027(a)	1,076,634
1,139,000	Series 2022-1, Class C, 2.940%, 8/23/2027(a)	1,102,273
	Enterprise Fleet Financing LLC
1,325,984	Series 2021-3, Class A2, 0.770%, 8/20/2027(a)	1,283,735
2,419,000	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	2,351,678
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	727,331
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,475,071
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,589,970
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,727,119
	Ford Credit Floorplan Master Owner Trust A
7,790,000	Series 2018-4, Class A, 4.060%, 11/15/2030	7,242,108

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	GMF Floorplan Owner Revolving Trust
$1,938,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	$1,910,345
	GreatAmerica Leasing Receivables
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,626,654
	Hertz Vehicle Financing III LLC
3,379,000	Series 2023-4A, Class A, 6.150%, 3/25/2030(a)	3,361,511
	Hertz Vehicle Financing III LP
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,071,720
	Hertz Vehicle Financing LLC
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,084,362
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	5,666,982
	HPEFS Equipment Trust
1,619,000	Series 2022-1A, Class B, 1.790%, 5/21/2029(a)	1,565,144
1,076,000	Series 2022-1A, Class C, 1.960%, 5/21/2029(a)	1,029,729
718,000	Series 2022-2A, Class B, 4.200%, 9/20/2029(a)	689,132
416,000	Series 2022-2A, Class C, 4.430%, 9/20/2029(a)	397,533
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,357,994
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,181,648
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,657,596
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,339,509
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	862,843
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,014,470
	MMAF Equipment Finance LLC
2,560,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,527,859
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	640,657
	NextGear Floorplan Master Owner Trust
4,685,000	Series 2022-1A, Class A2, 2.800%, 3/15/2027(a)	4,478,934
	Verizon Master Trust
2,555,000	Series 2022-4, Class B, 3.640%, 11/20/2028	2,417,812
663,000	Series 2022-4, Class C, 3.890%, 11/20/2028	626,908
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,099,581
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,051,188
		102,840,397
	OTHER — 14.9%
	ABPCI Direct Lending Fund ABS I Ltd.
1,258,150	Series 2020-1A, Class A, 3.199%, 12/20/2030(a)	1,184,397
3,207,107	Series 2020-1A, Class B, 4.935%, 12/20/2030(a)	2,979,787
	ABPCI Direct Lending Fund ABS II LLC

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$1,670,000	Series 2022-2A, Class A1, 7.457% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	$1,654,970
6,978,000	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	5,936,275
	American Tower Trust 1
8,058,000	5.490%, 3/15/2028(a)	7,894,415
	Brazos Securitization LLC
792,656	5.014%, 9/1/2031(a)	767,856
	CARS-DB4 LP
291,784	Series 2020-1A, Class A1, 2.690%, 2/15/2050(a)	277,659
	Cleco Securitization I LLC
1,724,931	4.016%, 3/1/2031	1,602,660
	Cologix Data Centers US Issuer LLC
4,273,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	3,765,122
3,235,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	2,639,214
	DataBank Issuer
1,400,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	1,228,909
1,500,000	Series 2021-1A, Class C, 4.430%, 2/27/2051(a)	1,186,643
	Diamond Infrastructure Funding LLC
512,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	444,492
	Diamond Issuer
1,718,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,369,772
	Elm Trust
3,969,333	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	3,728,029
658,831	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	592,020
265,007	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	245,224
906,247	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	795,228
	FCI Funding LLC
102,313	Series 2021-1A, Class A, 1.130%, 4/15/2033(a)	99,288
	Golub Capital Partners ABS Funding Ltd.
1,570,726	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	1,487,164
1,080,682	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	976,644
3,868,000	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	3,603,877
1,924,000	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,765,412
4,896,000	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	4,310,654
5,697,000	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	4,608,691
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,040,343
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,338,702
	Kansas Gas Service Securitization I LLC
5,062,368	5.486%, 8/1/2032	4,996,542
	MetroNet Infrastructure Issuer LLC
3,800,000	Series 2022-1A, Class A2, 6.350%, 10/20/2052(a)	3,664,214
	Monroe Capital ABS Funding Ltd.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$2,912,000	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	$2,780,742
907,000	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	868,840
	Monroe Capital Income Plus ABS Funding LLC
3,700,000	Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	3,336,127
	Oklahoma Development Finance Authority
2,290,705	4.135%, 12/1/2033	2,155,018
814,686	4.285%, 2/1/2034	782,765
1,939,590	3.877%, 5/1/2037	1,785,950
	Oportun Funding XIV LLC
344,564	Series 2021-A, Class A, 1.210%, 3/8/2028(a)	332,382
	Oportun Issuance Trust
1,020,000	Series 2021-B, Class A, 1.470%, 5/8/2031(a)	933,815
4,976,000	Series 2021-C, Class A, 2.180%, 10/8/2031(a)	4,523,092
	PFS Financing Corp.
713,000	Series 2021-B, Class B, 1.090%, 8/15/2026(a)	680,706
6,716,000	Series 2022-A, Class A, 2.470%, 2/15/2027(a)	6,408,837
1,380,000	Series 2022-A, Class B, 2.770%, 2/15/2027(a)	1,307,739
5,700,000	Series 2022-C, Class A, 3.890%, 5/15/2027(a)	5,516,003
879,000	Series 2022-C, Class B, 4.390%, 5/15/2027(a)	851,581
5,205,000	Series 2022-D, Class A, 4.270%, 8/15/2027(a)	5,069,320
	PG&E Recovery Funding LLC
2,127,108	5.045%, 7/15/2032	2,077,895
	PG&E Wildfire Recovery Funding LLC
3,893,595	4.022%, 6/1/2031	3,680,316
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,195,133
1,767,000	2.328%, 1/15/2028(a)	1,499,833
1,049,000	6.599%, 1/15/2028(a)	1,049,460
	SpringCastle America Funding LLC
1,088,411	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	984,792
	Texas Natural Gas Securitization Finance Corp.
794,000	5.102%, 4/1/2035	776,638
	TVEST LLC
80,425	Series 2020-A, Class A, 4.500%, 7/15/2032(a)	79,729
	Vantage Data Centers Issuer LLC
1,344,000	Series 2020-1A, Class A2, 1.645%, 9/15/2045(a)	1,210,252
	VCP RRL ABS I Ltd.
1,758,301	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	1,598,702
2,773,471	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	2,520,056
4,305,554	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	3,839,951

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	WEPCo Environmental Trust Finance LLC
$974,785	Series 2021-1, Class A, 1.578%, 12/15/2035	$804,226
		124,834,103
	TOTAL ASSET-BACKED SECURITIES
	(Cost $505,821,400)	487,303,188
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
	AGENCY — 7.3%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	730,536
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,060,585
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	2,850,225
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,604,133
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	356,585
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,050,057
2,218,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,099,424
6,547,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	6,183,156
4,848,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	4,578,842
2,483,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,357,706
5,758,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	5,386,357
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,723,421
2,558,000	Series K089, Class A2, 3.563%, 1/25/2029	2,366,178
1,719,000	Series K091, Class A2, 3.505%, 3/25/2029	1,583,668
414,000	Series K093, Class A2, 2.982%, 5/25/2029	370,623
8,195,000	Series K095, Class A2, 2.785%, 6/25/2029	7,238,617
6,270,000	Series K094, Class A2, 2.903%, 6/25/2029	5,571,048
4,234,000	Series K097, Class A2, 2.508%, 7/25/2029	3,668,839
8,160,000	Series K096, Class A2, 2.519%, 7/25/2029	7,084,234
		60,864,234
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,320,632	Series 2015-19, Class IO, 0.295%, 1/16/2057(b)	19,731
1,240,386	Series 2015-7, Class IO, 0.454%, 1/16/2057(b)	24,721
2,142,349	Series 2020-43, Class IO, 1.261%, 11/16/2061(b)	158,569
2,839,391	Series 2020-71, Class IO, 1.086%, 1/16/2062(b)	191,678
5,190,247	Series 2020-75, Class IO, 0.869%, 2/16/2062(b)	308,733
3,438,702	Series 2020-42, Class IO, 0.937%, 3/16/2062(b)	211,103
		914,535
	NON-AGENCY — 7.4%
	A10 Bridge Asset Financing LLC
1,115,435	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	1,052,122

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	ACRE Commercial Mortgage Ltd.
$227,984	Series 2021-FL4, Class A, 6.275% (1-Month Term SOFR+94.448 basis points), 12/18/2037(a),(b)	$226,455
	ACRES Commercial Realty Ltd.
2,410,305	Series 2021-FL1, Class A, 6.647% (1-Month Term SOFR+131.448 basis points), 6/15/2036(a),(b)	2,369,698
809,000	Series 2021-FL2, Class A, 6.847% (1-Month Term SOFR+151.448 basis points), 1/15/2037(a),(b)	800,965
	Arbor Realty Commercial Real Estate Notes Ltd.
2,210,000	Series 2021-FL1, Class A, 6.417% (1-Month Term SOFR+108.448 basis points), 12/15/2035(a),(b)	2,189,110
2,370,000	Series 2021-FL2, Class A, 6.547% (1-Month Term SOFR+121.448 basis points), 5/15/2036(a),(b)	2,348,464
3,148,000	Series 2021-FL4, Class A, 6.797% (1-Month Term SOFR+146.448 basis points), 11/15/2036(a),(b)	3,117,572
3,442,000	Series 2022-FL1, Class A, 6.763% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	3,403,276
2,524,000	Series 2022-FL2, Class A, 7.182% (1-Month Term SOFR+185 basis points), 5/15/2037(a),(b)	2,514,185
	BBCMS Trust
770,317	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	708,587
	BDS Ltd.
510,716	Series 2021-FL8, Class A, 6.365% (1-Month Term SOFR+103.448 basis points), 1/18/2036(a),(b)	506,194
	BX Commercial Mortgage Trust
1,410,000	Series 2021-VOLT, Class E, 7.446% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	1,344,780
2,319,000	Series 2021-VOLT, Class F, 7.846% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	2,178,394
	BX Trust
3,230,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	2,717,559
	BXMT Ltd.
2,899,000	Series 2021-FL4, Class A, 6.497% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	2,760,019
	Greystone CRE Notes Ltd.
3,000,000	Series 2021-FL3, Class A, 6.467% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	2,948,495
	GS Mortgage Securities Trust
125,167	Series 2015-GC30, Class AAB, 3.120%, 5/10/2050	123,038
	Hawaii Hotel Trust
1,384,000	Series 2019-MAUI, Class C, 7.029% (1-Month Term SOFR+169.701 basis points), 5/15/2038(a),(b)	1,354,055

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	HERA Commercial Mortgage Ltd.
$2,435,543	Series 2021-FL1, Class A, 6.495% (1-Month Term SOFR+116.448 basis points), 2/18/2038(a),(b)	$2,364,466
	Independence Plaza Trust
819,000	Series 2018-INDP, Class A, 3.763%, 7/10/2035(a)	769,622
	JPMBB Commercial Mortgage Securities Trust
271,887	Series 2015-C30, Class ASB, 3.559%, 7/15/2048	266,238
537,851	Series 2015-C31, Class A3, 3.801%, 8/15/2048	507,630
	KREF Ltd.
834,000	Series 2021-FL2, Class A, 6.517% (1-Month Term SOFR+118.448 basis points), 2/15/2039(a),(b)	816,226
	LCCM Trust
388,635	Series 2021-FL2, Class A, 6.647% (1-Month Term SOFR+131.448 basis points), 12/13/2038(a),(b)	382,493
	LoanCore Issuer Ltd.
136,858	Series 2021-CRE4, Class A, 6.228% (30-Day SOFR Average+91.448 basis points), 7/15/2035(a),(b)	136,074
363,000	Series 2021-CRE5, Class A, 6.747% (1-Month USD Libor+130 basis points), 7/15/2036(a),(b)	355,135
	Manhattan West 2020-1MW Mortgage Trust
3,132,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	2,683,914
	MF1 Ltd.
303,759	Series 2020-FL4, Class A, 7.147% (1-Month Term SOFR+181.448 basis points), 11/15/2035(a),(b)	303,145
2,750,000	Series 2021-FL7, Class A, 6.525% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	2,712,508
	Progress Residential Trust
2,887,000	Series 2023-SFR2, Class A, 4.500%, 10/17/2028(a)	2,709,325
1,428,833	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,190,713
1,264,685	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	1,036,888
725,507	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	604,976
4,508,919	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,771,627
	Ready Capital Mortgage Financing LLC
406,735	Series 2021-FL5, Class A, 6.434% (1-Month Term SOFR+111.448 basis points), 4/25/2038(a),(b)	402,664
	Shelter Growth CRE Issuer Ltd.
504,066	Series 2021-FL3, Class A, 6.527% (1-Month Term SOFR+119.448 basis points), 9/15/2036(a),(b)	497,673
	SLG Office Trust
3,501,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	2,720,941
	STWD Ltd.
1,468,000	Series 2021-FL2, Class A, 6.645% (1-Month Term SOFR+131.448 basis points), 4/18/2038(a),(b)	1,429,096

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	TRTX Issuer Ltd.
$2,356,000	Series 2022-FL5, Class A, 6.963% (30-Day SOFR Average+165 basis points), 2/15/2039(a),(b)	$2,309,158
	VMC Finance LLC
1,089,723	Series 2021-HT1, Class A, 7.095% (1-Month Term SOFR+176.448 basis points), 1/18/2037(a),(b)	1,063,795
	Wells Fargo Commercial Mortgage Trust
225,408	Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	221,285
		61,918,560
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $126,948,025)	123,697,329
	CONVERTIBLE BONDS — 0.7%
	Opendoor Technologies, Inc.
4,000,000	0.250%, 8/15/2026(a)	2,689,124
	Upwork, Inc.
3,400,000	0.250%, 8/15/2026	2,789,775
	TOTAL CONVERTIBLE BONDS
	(Cost $5,303,473)	5,478,899
	CORPORATE BANK DEBT — 3.0%
	ABG Intermediate Holdings 2 LLC
973,600	11.415% (1-Month Term SOFR+600 basis points), 12/20/2029(b),(d),(e)	978,468
	Axiom Global, Inc.
3,055,588	10.175% (1-Month Term SOFR+475 basis points), 10/1/2026(b),(d),(e)	2,956,281
	Azalea Topco, Inc.
2,060,698	8.945% (3-Month Term SOFR+350 basis points), 7/25/2026(b),(d),(e)	1,985,998
1,940,437	9.165% (1-Month Term SOFR+375 basis points), 7/25/2026(b),(e)	1,857,969
	Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan
90,409	10.165% (1-Month Term SOFR+0.000 basis points), 11/12/2027(b),(c),(d),(e),(f)	86,792
	Capstone Acquisition Holdings, Inc. 2020 Term Loan
1,775,517	10.165% (1-Month Term SOFR+0.000 basis points), 11/12/2027(b),(c),(d),(e)	1,704,496
	Cimpress Public Ltd.
1,191,572	8.930% (1-Month Term SOFR+350 basis points), 5/17/2028(b),(d),(e)	1,177,667
	Farfetch U.S. Holdings, Inc.
3,980,000	11.576% (3-Month Term SOFR+0.000 basis points), 10/20/2027(b),(d),(e)	3,701,400
	Frontier Communications Holdings LLC
1,098,825	9.179% (1-Month Term SOFR+375 basis points), 10/8/2027(b),(d),(e)	1,066,552
	Heartland Dental LLC/Heartland Dental Finance Corp.
4,049,000	10.500% (1-Month Term SOFR+0.000 basis points), 4/30/2028(d),(e)	4,049,000
	JC Penney Corp., Inc.
480,181	9.384% (1-Month USD Libor+425 basis points), 6/23/2025*,(b),(d),(e)	48
	Lealand Finance Company B.V. Senior Exit LC
476,168	10.069%, 6/30/2024(c),(d),(e),(f)	(297,159)

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BANK DEBT (Continued)
	McDermott Tanks Secured LC
$163,832	10.066%, 12/31/2026(c),(d),(e)	$140,895
	Polaris Newco, LLC Term Loan B
2,656,915	9.652% (1-Month Term SOFR+400 basis points), 6/4/2028(b),(d),(e)	2,540,675
	WH Borrower LLC, Term Loan B
2,804,670	10.808% (3-Month Term SOFR+550 basis points), 2/15/2027(b),(d),(e)	2,790,647
	Windstream Services LLC
824,199	11.664% (1-Month Term SOFR+625 basis points), 9/21/2027(b),(d),(e)	786,080
	TOTAL CORPORATE BANK DEBT
	(Cost $25,924,594)	25,525,809
	CORPORATE BONDS — 9.0%
	COMMUNICATIONS — 1.1%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,633,000	6.375%, 9/1/2029(a)	2,445,399
	Consolidated Communications, Inc.
1,119,000	6.500%, 10/1/2028(a)	874,219
	DISH Network Corp.
2,000,000	11.750%, 11/15/2027(a)	2,017,500
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	2,777,275
1,636,000	6.000%, 1/15/2030(a)	1,192,071
		9,306,464
	CONSUMER DISCRETIONARY — 2.3%
	Air Canada Pass Through Trust
1,030,000	Series 2020-1, Class C, 10.500%, 7/15/2026(a)	1,098,793
	Air Canada Pass-Through Trust
1,869,672	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,629,073
	Amazon.com, Inc.
1,834,000	1.650%, 5/12/2028	1,578,308
	Aramark Services, Inc.
2,460,000	6.375%, 5/1/2025(a)	2,486,076
	CD&R Smokey Buyer, Inc.
3,866,000	6.750%, 7/15/2025(a)	3,725,278
	Cimpress PLC
8,557,000	7.000%, 6/15/2026	8,022,187
	VT Topco, Inc.
979,000	8.500%, 8/15/2030(a)	969,269
		19,508,984
	FINANCIALS — 5.0%
	Apollo Debt Solution Delayed Draw Term Loan
3,644,000	8.620%, 9/28/2028(c),(d),(e),(f)	3,644,000
	Ares Capital Corp.
4,700,000	2.875%, 6/15/2028	3,924,293

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Blackstone Private Credit Fund
$4,500,000	4.000%, 1/15/2029	$3,817,271
	Blue Owl Credit Income Corp.
3,919,000	5.500%, 3/21/2025	3,790,981
5,384,000	4.700%, 2/8/2027	4,886,607
5,122,000	7.750%, 9/16/2027	5,080,523
5,727,000	7.950%, 6/13/2028(a)	5,681,753
	Golub Capital BDC, Inc.
1,487,000	3.375%, 4/15/2024	1,457,351
	Midcap Financial Issuer Trust
10,563,000	6.500%, 5/1/2028(a)	9,163,402
		41,446,181
	TECHNOLOGY — 0.6%
	Hlend Senior Notes
5,000,000	8.170%, 3/15/2028(c),(d)	5,000,000
	TOTAL CORPORATE BONDS
	(Cost $77,253,789)	75,261,629
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
	Fannie Mae REMICS
58,231	Series 2012-47, Class HA, 1.500%, 5/25/2027	55,163
160,555	Series 2013-35, Class QB, 1.750%, 2/25/2043	157,470
	Federal National Mortgage Association
73,263	Series 2012-144, Class PD, 3.500%, 4/25/2042	69,455
	Freddie Mac REMICS
43,865	Series 4220, Class EH, 2.500%, 6/15/2028	42,268
24,583	Series 4235, Class QE, 3.000%, 8/15/2031	24,194
187,310	Series 4162, Class P, 3.000%, 2/15/2033	177,287
		525,837
	AGENCY POOL FIXED RATE — 0.0%
	Fannie Mae Pool
64,818	4.000%, 3/1/2027	63,227
	Federal National Mortgage Association
23,115	4.000%, 3/1/2031	22,623
		85,850
	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
78,657	Series 284, Class 1, 0.000%, 7/25/2027(g)	71,225

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.9%
	Cascade Funding Mortgage Trust
$474,068	Series 2021-HB6, Class A, 0.898%, 6/25/2036(a),(b)	$459,261
	CFMT LLC
560,755	Series 2021-HB5, Class A, 0.801%, 2/25/2031(a),(b)	547,426
715,601	Series 2021-HB7, Class A, 1.151%, 10/27/2031(a),(b)	682,625
1,183,000	Series 2021-HB7, Class M1, 2.125%, 10/27/2031(a),(b)	1,094,937
	PRET LLC
1,010,232	Series 2021-NPL6, Class A1, 2.487%, 7/25/2051(a),(h)	947,685
4,325,316	Series 2021-NPL5, Class A1, 2.487%, 10/25/2051(a),(h)	4,063,942
	Pretium Mortgage Credit Partners I LLC
1,485,389	Series 2021-NPL2, Class A1, 1.992%, 6/27/2060(a),(h)	1,368,251
3,427,623	Series 2021-NPL4, Class A1, 2.363%, 10/27/2060(a),(h)	3,157,848
	PRPM LLC
4,810,164	Series 2021-2, Class A1, 2.115%, 3/25/2026(a),(b)	4,572,655
2,164,866	Series 2021-9, Class A1, 2.363%, 10/25/2026(a),(h)	2,025,334
2,812,864	Series 2021-10, Class A1, 2.487%, 10/25/2026(a),(h)	2,621,984
2,344,964	Series 2021-11, Class A1, 2.487%, 11/25/2026(a),(h)	2,186,022
	Towd Point Mortgage Trust
364,703	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	348,147
40,201	Series 2018-5, Class A1A, 3.250%, 7/25/2058(a),(b)	38,499
5,097,945	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	4,684,289
761,568	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	650,892
2,003,601	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,833,757
	VCAT LLC
3,423,317	Series 2021-NPL1, Class A1, 2.289%, 12/26/2050(a),(h)	3,321,156
1,579,351	Series 2021-NPL2, Class A1, 2.115%, 3/27/2051(a),(h)	1,509,685
	VOLT C LLC
798,002	Series 2021-NPL9, Class A1, 1.992%, 5/25/2051(a),(h)	733,535
	VOLT XCIV LLC
3,759,971	Series 2021-NPL3, Class A1, 2.239%, 2/27/2051(a),(h)	3,605,997
	VOLT XCV LLC
874,751	Series 2021-NPL4, Class A1, 2.240%, 3/27/2051(a),(h)	835,903
		41,289,830
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $44,266,615)	41,972,742
	U.S. TREASURY NOTES & BONDS — 3.3%
	United States Treasury Note
3,214,000	4.000%, 6/30/2028	3,128,111
20,541,000	4.375%, 8/31/2028	20,335,914

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY NOTES & BONDS (Continued)
$4,431,000	2.875%, 4/30/2029	$4,045,608
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $27,673,457)	27,509,633
	TOTAL BONDS & DEBENTURES
	(Cost $813,191,353)	786,749,229

Number
of Shares
	COMMON STOCKS — 0.2%
	REAL ESTATE SERVICES — 0.1%
7,803	Copper Earn Out Trust(c),(d)	6,711
58,520	Copper Property CTL Pass Through Trust(d)	620,312
		627,023
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.*,(c),(d),(i)	1,374,079
	TOTAL COMMON STOCKS
	(Cost $1,555,635)	2,001,102
	WARRANTS — 0.0%
11,258	Windstream Holdings, Inc., Expiration Date: September 20, 2055*,(c),(d)	101,322
	TOTAL WARRANTS
	(Cost $372,781)	101,322
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET INVESTMENTS — 1.9%
15,453,820	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%(j)	15,453,820

Principal
Amount
	TREASURY BILLS — 2.9%
$24,567,000	U.S. Treasury Bill, 3.55%, 10/3/2023(k)	24,563,391
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,013,655)	40,017,211
	TOTAL INVESTMENTS — 99.1%
	(Cost $855,133,424)	828,868,864
	Other Assets in Excess of Liabilities — 0.9%	7,560,991
	TOTAL NET ASSETS — 100.0%	$836,429,855

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $506,419,118, which represents 60.55% of Net Assets.
(b)	Variable or floating rate security.
(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.66% of Net Assets. The total value of these securities is $13,887,584.
(d)	Restricted securities. These restricted securities constituted 4.37% of total net assets at September 30, 2023, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	As of September 30, 2023, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At September 30, 2023, unfunded commitments totaled $640,000.
(g)	Zero-coupon bond.
(h)	Step rate security.
(i)	Affiliated company.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 11.415% (1-Month Term SOFR+600basis points), 12/20/2029	1/5/2023	$904,250	$978,468	0.12%
Apollo Debt Solution Delayed Draw Term Loan, 8.620%, 09/28/2028	8/10/2023	3,644,000	3,644,000	0.44%
Axiom Global, Inc., 10.175% (1-Month Term SOFR+475basis points), 10/01/2026	11/18/2021	3,034,742	2,956,281	0.35%
Azalea Topco, Inc., 8.945% (3-Month Term SOFR+350basis points), 07/25/2026	9/20/2021	2,051,663	1,985,998	0.24%
BTC Holdings Fund I LLC, 8.362%, 01/28/2027	9/1/2021	126,448	126,448	0.02%
BTC Offshore Holdings Fund, 8.245%, 10/20/2029	10/25/2021	2,000,000	2,000,000	0.24%
Capstone Acquisition Holdings, Inc., 2020 Delayed Draw Term Loan, 10.165% (1-Month Term SOFR+0.000basis points), 11/12/2027	11/12/2020	90,128	86,792	0.01%
Capstone Acquisition Holdings, Inc., 2020 Term Loan, 10.165% (1-Month Term SOFR+0.000basis points), 11/12/2027	11/12/2020	1,765,830	1,704,496	0.20%
Cimpress Public Ltd., 8.930% (1-Month Term SOFR+350basis points), 05/17/2028	4/30/2021	1,183,305	1,177,667	0.14%
Copper Earn Out Trust	12/7/2020	-	6,711	0.00%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	620,312	0.08%
Farfetch U.S. Holdings, Inc., 11.576% (3-Month Term SOFR+0.000basis points), 10/20/2027	9/28/2022	3,767,258	3,701,400	0.44%
Frontier Communications Holdings LLC, 9.179% (1-Month Term SOFR+375basis points), 10/08/2027
	4/9/2021	1,091,184	1,066,552	0.13%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+0.000basis points), 04/30/2028	5/5/2023	4,013,075	4,049,000	0.49%
Hlend Senior Notes, 8.170%, 03/15/2028	2/16/2023	5,000,000	5,000,000	0.60%
JC Penney Corp., Inc., 9.384% (1-Month USD Libor+425basis points), 06/23/2025	2/3/2021	-	48	0.00%
Lealand Finance Company B.V. Senior Exit LC, 10.069%, 06/30/2024	2/28/2020	(164,901)	(297,159)	-0.04%
McDermott Tanks Secured LC, 10.066%, 12/31/2026	2/28/2020	163,463	140,895	0.02%
PHI Group, Inc., 2.470%	8/19/2019	615,785	1,374,079	0.16%
Polaris Newco, LLC Term Loan B, 9.652% (1-Month Term SOFR+400basis points), 06/04/2028	6/3/2021	2,640,163	2,540,675	0.30%
WH Borrower LLC, Term Loan B, 10.808% (3-Month Term SOFR+550basis points), 02/15/2027	2/9/2022	2,704,817	2,790,647	0.33%
Windstream Holdings, Inc.	11/16/2020	372,781	101,322	0.01%
Windstream Services LLC, 11.664% (1-Month Term SOFR+625basis points), 09/21/2027	8/11/2020	781,172	786,080	0.09%
		$36,725,013	$36,540,712	4.37%